Investment Securities Available for Sale - Additional Information (Details)	Mar. 31, 2022 Investment Security	Dec. 31, 2021 Security Investment	Dec. 31, 2020 Security Investment
Investments, Debt and Equity Securities [Abstract]
Number of unrealized loss positions | Investment	5	2	9
Number of securities pledged as collateral | Security	0	0	0